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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8934

ING Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258

(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated,

300 E. Lombard Street,

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 to June 30, 2009

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2009

Classes ADV, I and S

Strategic Allocation Funds-of-Funds

■	ING Strategic Allocation Conservative Portfolio*

■	ING Strategic Allocation Growth Portfolio*

■	ING Strategic Allocation Moderate Portfolio*

* Prior to May 1, 2009, the Portfolio’s name contained the “VP” prefix.

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President & Chief Executive Officer

ING Funds

June 30, 2009

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(2)	The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2009

Many were hopeful as the year started that the newly elected U.S. president’s promised $1 trillion stimulus package, a federal funds rate now reduced to 0%-0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product (“GDP”) for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program (“TARP”). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president’s first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup’s claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as “green shoots”.

In housing, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter’s decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government’s stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond - 2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month’s gains on June 30, 2009, as a reading of consumer confidence disappointed.

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%, there were hopes that stimulus packages in China and

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2009

in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)   The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2009**	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2009**
ING Strategic Allocation Conservative Portfolio
Class ADV	$1,000.00	$1,019.80	0.60%	$3.00	$1,000.00	$1,021.82	0.60%	$3.01
Class I	1,000.00	1,021.10	0.10	0.50	1,000.00	1,024.30	0.10	0.50
Class S	1,000.00	1,019.40	0.35	1.75	1,000.00	1,023.06	0.35	1.76
ING Strategic Allocation Growth Portfolio
Class ADV	$1,000.00	$1,031.90	0.65%	$3.27	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,033.40	0.15	0.76	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,030.60	0.40	2.01	1,000.00	1,022.81	0.40	2.01
ING Strategic Allocation Moderate Portfolio
Class ADV	$1,000.00	$1,027.70	0.64%	$3.22	$1,000.00	$1,021.62	0.64%	$3.21
Class I	1,000.00	1,027.60	0.14	0.70	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,027.20	0.39	1.96	1,000.00	1,022.86	0.39	1.96

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Strategic Allocation Conservative Portfolio	ING Strategic Allocation Growth Portfolio	ING Strategic Allocation Moderate Portfolio
ASSETS:
Investments in affiliated underlying funds*	$79,733,209	$146,177,062	$144,700,181
Short-term investments in affiliated underlying funds**	3,961,513	2,736,402	4,162,365
Receivables:
Investments in affiliated underlying funds sold	71,615	—	96,574
Fund shares sold	326	110,910	8,933
Dividends and interest	4,247	44,641	7,194
Prepaid expenses	1,683	2,791	2,994
Reimbursement due from manager	13,418	3,237	28,335

Total assets	83,786,011	149,075,043	149,006,576

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	794	39,783	832
Payable for fund shares redeemed	71,941	71,674	105,507
Payable to affiliates	9,583	16,852	16,984
Payable for directors fees	2,298	4,388	6,654
Other accrued expenses and liabilities	64,684	68,643	99,097

Total liabilities	149,300	201,340	229,074

NET ASSETS	$83,636,711	$148,873,703	$148,777,502

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$114,383,283	$233,305,198	$220,650,510
Undistributed net investment income	576,584	1,574,247	1,173,495
Accumulated net realized loss on affiliated underlying funds and foreign currency related transactions	(10,544,944)	(16,113,736)	(20,565,890)
Net unrealized depreciation on affiliated underlying funds and foreign currency related transactions	(20,778,212)	(69,892,006)	(52,480,613)

NET ASSETS	$83,636,711	$148,873,703	$148,777,502

* Cost of investments in affiliated underlying funds	$100,511,841	$216,072,937	$197,181,495
** Cost of short-term investments in affiliated underlying funds	$3,961,513	$2,736,402	$4,162,365

Class A:
Net assets	$625	$454	$528
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	74	59	65
Net asset value and redemption price per share	$8.45	$7.75	$8.09
Class I:
Net assets	$82,203,388	$147,484,397	$146,550,813
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	9,696,153	19,054,229	18,137,259
Net asset value and redemption price per share	$8.48	$7.74	$8.08
Class S:
Net assets	$1,432,698	$1,388,852	$2,226,161
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	170,185	180,551	276,627
Net asset value and redemption price per share	$8.42	$7.69	$8.05

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Strategic Allocation Conservative Portfolio	ING Strategic Allocation Growth Portfolio	ING Strategic Allocation Moderate Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$618,514	$1,678,209	$1,274,125

Total investment income	618,514	1,678,209	1,274,125

EXPENSES:
Investment management fees	31,956	54,042	55,948
Distribution and service fees	1,668	1,570	2,542
Transfer agent fees	367	610	352
Administrative service fees	21,969	37,153	38,463
Shareholder reporting expense	14,966	16,981	35,148
Registration fees	—	675	673
Professional fees	14,886	20,170	25,866
Custody and accounting expense	7,815	7,781	17,233
Directors fees	4,525	7,508	8,507
Miscellaneous expense	9,160	10,473	11,783

Total expenses	107,312	156,963	196,515
Net waived and reimbursed fees	(65,701)	(54,066)	(96,057)

Net expenses	41,611	102,897	100,458

Net investment income	576,903	1,575,312	1,173,667

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS AND FOREIGN CURRENCY RELATED TRANSACTIONS
Net realized gain (loss) on:
Capital gain distributions from affiliated underlying funds	63	—	76
Net realized loss on sale of affiliated underlying funds	(7,105,665)	(10,616,016)	(14,194,862)
Foreign currency related transactions	6	266	162

Net realized loss on foreign currency related transactions	(7,105,596)	(10,615,750)	(14,194,624)

Net change in unrealized appreciation or depreciation on:
Affiliated underlying funds	7,962,842	13,361,570	16,166,226
Foreign currency related transactions	(163)	(1,103)	(544)

Net change in unrealized appreciation or depreciation on affiliated underlying funds and foreign currency related transactions	7,962,679	13,360,467	16,165,682

Net realized and unrealized gain on affiliated underlying funds and foreign currency related transactions	857,083	2,744,717	1,971,058

Increase in net assets resulting from operations	$1,433,986	$4,320,029	$3,144,725

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Strategic Allocation Conservative Portfolio		ING Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$576,903	$4,581,102	$1,575,312	$5,929,686
Net realized gain (loss) on affiliated underlying funds, and foreign currency related transactions	(7,105,596)	(218,564)	(10,615,750)	13,956,689
Net change in unrealized appreciation or depreciation on affiliated underlying funds and foreign currency related transactions	7,962,679	(33,862,680)	13,360,467	(108,538,763)

Increase (decrease) in net assets resulting from operations	1,433,986	(29,500,142)	4,320,029	(88,652,388)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(56)	(35)	(54)	(17)
Class I	(7,207,695)	(4,826,048)	(15,357,206)	(5,205,257)
Class S	(121,212)	(60,248)	(142,132)	(20,702)
Net realized gains:
Class ADV	—	(75)	(31)	(116)
Class I	—	(9,527,565)	(8,405,469)	(29,584,058)
Class S	—	(124,012)	(79,792)	(122,997)

Total distributions	(7,328,963)	(14,537,983)	(23,984,684)	(34,933,147)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,868,701	8,825,341	4,377,699	10,222,946
Reinvestment of distributions	7,328,907	14,537,872	23,984,598	34,933,017

	10,197,608	23,363,213	28,362,297	45,155,963
Cost of shares redeemed	(8,291,578)	(30,167,551)	(8,008,299)	(43,698,895)

Net increase (decrease) in net assets resulting from capital share transactions	1,906,030	(6,804,338)	20,353,998	1,457,068

Net increase (decrease) in net assets	(3,988,947)	(50,842,463)	689,343	(122,128,467)

NET ASSETS:
Beginning of period	87,625,658	138,468,121	148,184,360	270,312,827

End of period	$83,636,711	$87,625,658	$148,873,703	$148,184,360

Undistributed net investment income at end of period	$576,584	$7,328,644	$1,574,247	$15,498,327

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$1,173,667	$7,139,595
Net realized gain (loss) on affiliated underlying funds and foreign currency related transactions	(14,194,624)	7,488,873
Net change in unrealized appreciation or depreciation on affiliated underlying funds and foreign currency related transactions	16,165,682	(88,682,517)

Increase (decrease) in net assets resulting from operations	3,144,725	(74,054,049)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(56)	(21)
Class I	(14,264,049)	(6,653,236)
Class S	(206,494)	(32,570)
Net realized gains:
Class ADV	(20)	(105)
Class I	(4,723,706)	(26,032,806)
Class S	(70,284)	(136,028)

Total distributions	(19,264,609)	(32,854,766)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,499,195	11,572,906
Reinvestment of distributions	19,264,534	32,854,640

	23,763,729	44,427,546
Cost of shares redeemed	(14,024,050)	(47,312,829)

Net increase (decrease) in net assets resulting from capital share transactions	9,739,679	(2,885,283)

Net decrease in net assets	(6,380,205)	(109,794,098)

NET ASSETS:
Beginning of period	155,157,707	264,951,805

End of period	$148,777,502	$155,157,707

Undistributed net investment income at end of period	$1,173,495	$14,470,427

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(4)		Net assets, end of year or period		Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)		(%)
ING Strategic Allocation Conservative Portfolio
Class ADV
06-30-09	9.06	0.04	•	0.10	0.15	0.76	—	—	0.76	8.45	1.98	0.76	0.60		0.60		0.99		1		13
12-31-08	13.44	0.40		(3.33)	(2.93)	0.46	0.99	—	1.45	9.06	(24.07)	0.89	0.77	†	0.77	†	3.63	†	1		277
12-31-07	13.53	0.38	•	0.32	0.70	0.45	0.34	—	0.79	13.44	5.43	1.23	1.15	†	1.15	†	2.86	†	1		422
12-29-06(5) - 12-31-06	13.53	(0.00	)*	—	(0.00)*	—	—	—	—	13.53	—	1.22	1.15		1.15		(1.15)		1		335
Class I
06-30-09	9.13	0.06	•	0.10	0.16	0.81	—	—	0.81	8.48	2.11	0.26	0.10		0.10		1.45		82,203		13
12-31-08	13.51	0.51		(3.39)	(2.88)	0.51	0.99	—	1.50	9.13	(23.65)	0.39	0.27	†	0.27	†	3.99	†	86,257		277
12-31-07	13.55	0.46	•	0.29	0.75	0.45	0.34	—	0.79	13.51	5.80	0.73	0.65	†	0.65	†	3.40	†	136,938		422
12-31-06	13.27	0.42	•	0.64	1.06	0.35	0.43	—	0.78	13.55	8.37	0.72	0.65		0.65		3.18		146,397		335
12-31-05	13.04	0.34		0.15	0.49	0.26	—	—	0.26	13.27	3.83	0.75	0.65		0.65		2.53		151,565		364
Class S
06-30-09	9.06	0.05	•	0.09	0.14	0.78	—	—	0.78	8.42	1.94	0.51	0.35		0.35		1.23		1,433		13
12-31-08	13.44	0.39		(3.29)	(2.90)	0.49	0.99	—	1.48	9.06	(23.92)	0.64	0.52	†	0.52	†	3.89	†	1,368		277
12-31-07	13.50	0.42	•	0.29	0.71	0.43	0.34	—	0.77	13.44	5.53	0.98	0.90	†	0.90	†	3.18	†	1,529		422
12-31-06	13.25	0.39	•	0.64	1.03	0.35	0.43	—	0.78	13.50	8.13	0.97	0.90		0.90		3.00		717		335
08-05-05(5) - 12-31-05	13.06	0.06		0.13	0.19	—	—	—	—	13.25	1.45	1.00	0.90		0.90		2.68		118		364

ING Strategic Allocation Growth Portfolio
Class ADV
06-30-09	9.01	0.07	•	0.11	0.19	0.92	0.53	—	1.45	7.75	3.19	0.73	0.65		0.65		1.86		0	**	9
12-31-08	16.50	0.30		(5.58)	(5.28)	0.28	1.93	—	2.21	9.01	(36.27)	0.89	0.83	†	0.83	†	2.35	†	1		235
12-31-07	17.06	0.22		0.53	0.75	0.30	1.01	—	1.31	16.50	4.62	1.21	1.21	†	1.21	†	1.34	†	1		240
12-29-06(5) - 12-31-06	17.06	(0.00	)*	—	(0.00)*	—	—	—	—	17.06	—	1.21	1.21		1.21		(1.21)		1		233
Class I
06-30-09	9.04	0.11		0.09	0.20	0.97	0.53	—	1.50	7.74	3.34	0.23	0.15		0.15		2.33		147,484		9
12-31-08	16.57	0.38		(5.65)	(5.27)	0.33	1.93	—	2.26	9.04	(36.13)	0.39	0.33	†	0.33	†	2.83	†	146,862		235
12-31-07	17.06	0.30	•	0.52	0.82	0.30	1.01	—	1.31	16.57	5.04	0.71	0.71	†	0.71	†	1.79	†	269,587		240
12-31-06	15.48	0.28	•	1.73	2.01	0.22	0.21	—	0.43	17.06	13.19	0.71	0.71		0.71		1.77		298,451		233
12-31-05	14.76	0.22		0.68	0.90	0.18	—	—	0.18	15.48	6.20	0.73	0.73		0.73		1.43		287,566		232
Class S
06-30-09	8.99	0.08	•	0.10	0.18	0.95	0.53	—	1.48	7.69	3.06	0.48	0.40		0.40		2.09		1,389		9
12-31-08	16.49	0.32	•	(5.57)	(5.25)	0.32	1.93	—	2.25	8.99	(36.19)	0.64	0.58	†	0.58	†	2.72	†	1,322		235
12-31-07	17.00	0.26	•	0.52	0.78	0.28	1.01	—	1.29	16.49	4.77	0.96	0.96	†	0.96	†	1.55	†	725		240
12-31-06	15.46	0.23	•	1.73	1.96	0.21	0.21	—	0.42	17.00	12.91	0.96	0.96		0.96		1.47		308		233
08-05-05(5) - 12-31-05	14.98	0.06		0.42	0.48	—	—	—	—	15.46	3.20	0.98	0.98		0.98		1.27		29		232

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)		Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Net investment income (loss)(2)(3)(4)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Strategic Allocation Moderate Portfolio
Class ADV
06-30-09	9.06	0.05	•	0.13	0.19	0.86	0.30	—	1.16	8.09	2.77	0.78	0.64		0.64		1.22		1	11
12-31-08	15.07	0.35		(4.48)	(4.13)	0.32	1.56	—	1.88	9.06	(30.75)	0.88	0.81	†	0.81	†	2.85	†	1	255
12-31-07	15.32	0.27		0.44	0.71	0.36	0.60	—	0.96	15.07	4.87	1.22	1.20	†	1.20	†	1.83	†	1	302
12-29-06(5) - 12-31-06	15.32	(0.00	)*	—	(0.00)*	—	—	—	—	15.32	—	1.21	1.20		1.20		(1.20)		1	258
Class I
06-30-09	9.10	0.07	•	0.12	0.19	0.91	0.30	—	1.21	8.08	2.76	0.28	0.14		0.14		1.68		146,551	11
12-31-08	15.16	0.44		(4.54)	(4.10)	0.40	1.56	—	1.96	9.10	(30.48)	0.38	0.31	†	0.31	†	3.35	†	152,965	255
12-31-07	15.32	0.36	•	0.44	0.80	0.36	0.60	—	0.96	15.16	5.48	0.72	0.70	†	0.70	†	2.36	†	263,759	302
12-31-06	14.35	0.33	•	1.23	1.56	0.27	0.32	—	0.59	15.32	11.17	0.71	0.70		0.70		2.26		298,715	258
12-31-05	13.91	0.26	•	0.39	0.65	0.21	—	—	0.21	14.35	4.70	0.74	0.70		0.70		1.89		289,673	301
Class S
06-30-09	9.05	0.06	•	0.12	0.18	0.88	0.30	—	1.18	8.05	2.72	0.53	0.39		0.39		1.43		2,226	11
12-31-08	15.10	0.37	•	(4.48)	(4.11)	0.38	1.56	—	1.94	9.05	(30.68)	0.63	0.56	†	0.56	†	3.30	†	2,192	255
12-31-07	15.27	0.32	•	0.44	0.76	0.33	0.60	—	0.93	15.10	5.25	0.97	0.95	†	0.95	†	2.11	†	1,192	302
12-31-06	14.34	0.29	•	1.22	1.51	0.26	0.32	—	0.58	15.27	10.80	0.96	0.95		0.95		2.00		693	258
06-07-05(5) - 12-31-05	14.02	0.17	•	0.36	0.53	0.21	—	—	0.21	14.34	3.81	0.99	0.95		0.95		1.80		362	301

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or life insurance policy.
(4)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or the Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is more than $(0.005).
**	Amount is less than $500.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Company is incorporated under the laws of Maryland on October 14, 1994. There are three separate investment series (each a “Portfolio”, collectively the “Portfolios”) that comprise the Company, ING Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), formerly ING VP Strategic Allocation Conservative Portfolio, ING Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), formerly ING VP Strategic Allocation Growth Portfolio and ING Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”), formerly ING VP Strategic Allocation Moderate Portfolio. Each Portfolio currently seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The Underlying Funds, in turn, invest in equity and fixed-income securities and money market instruments.

Strategic Allocation Conservative seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.

Strategic Allocation Growth seeks to provide capital appreciation.

Strategic Allocation Moderate seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Each Portfolio offers Adviser (“ADV”) Class, Class I and Class S shares. The three classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from a Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio.

Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio’s behalf.

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as the sub-adviser to the Portfolios. ING Funds Distributor, LLC (the “Distributor” or ”IFD”) is the principal underwriter of the Portfolios. ING Investments, ING IM and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”).

ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep’s Debt/Equity ratio.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuations of the Portfolios’ investments in Underlying Funds are based on the net asset value of the Underlying Funds each business day.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

B.	Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.

Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2009, the cost of purchases and the proceeds from the sale of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$9,852,209	$13,902,488
Strategic Allocation Growth	12,423,346	13,938,021
Strategic Allocation Moderate	15,034,321	22,493,454

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser.

During periods when each Portfolio invests all, or substantially all of its assets in another investment company, the Investment Management Agreement compensates the Investment Adviser with a fee of 0.08%, computed daily and payable monthly, based on the average daily net assets of each Portfolio.

During periods when the Portfolios invest directly in investment securities, each Portfolio pays the Investment Adviser a fee of 0.60%, computed daily and payable monthly, based on the amount of average daily net assets of each Portfolio invested in such direct investment.

The Investment Adviser entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

Pursuant to the Administration Agreement, ING Funds Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

ADV Class shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class shares.

Class S shares of the respective Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S of the Portfolios pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2009, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Strategic Allocation Conservative	$5,505	$3,784	$294	$9,583
Strategic Allocation Growth	9,815	6,748	289	16,852
Strategic Allocation Moderate	9,795	6,734	455	16,984

At June 30, 2009, the following wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Strategic Allocation Conservative (94.60%); Strategic Allocation Growth (95.00%); Strategic Allocation Moderate (94.40%)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Deferred Compensation Plan (“Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Policy.

NOTE 7 — OTHER ACCRUED EXPENSES & LIABILITIES

At June 30, 2009, the following Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Strategic Allocation Conservative	Custody	$35,391
	Postage	16,756
Strategic Allocation Growth	Custody	13,704
	Audit	15,810
	Postage	31,072
Strategic Allocation Moderate	Custody	42,355
	Postage	39,655

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements (“Expense Limitation Agreements”) with each of the Portfolios whereby the Investment Adviser has agreed to limit expenses,

excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S
Strategic Allocation Conservative	1.15%	0.65%	0.90%
Strategic Allocation Growth(2)	1.25%	0.75%	1.00%
Strategic Allocation Moderate	1.20%	0.70%	0.95%

(1)

These operating expense limits take into account operating expenses incurred at the underlying fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Effective April 4, 2008, the side expense limits for the Portfolio are 1.21%, 0.71% and 0.96% for Classes ADV, I and S, respectively.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2009, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	December 31,
	2010	2011	2012	Total
Strategic Allocation Conservative	$103,773	$102,566	$147,667	$354,006
Strategic Allocation Growth	—	41,746	119,464	161,210
Strategic Allocation Moderate	29,006	94,956	178,821	302,783

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Strategic Allocation Conservative
Class ADV
06-30-09	—	—	(1)	(1)	—	—	(10)	(10)
12-31-08	—	—	(1)	(1)	—	—	(13)	(13)
Class I
06-30-09	320,952	888,742	(960,284)	249,410	2,702,416	7,207,695	(8,160,789)	1,749,322
12-31-08	687,409	1,242,737	(2,619,026)	(688,880)	8,184,230	14,353,612	(29,801,190)	(7,263,348)
Class S
06-30-09	19,733	15,057	(15,609)	19,181	166,285	121,212	(130,779)	156,718
12-31-08	54,595	16,037	(33,360)	37,272	641,111	184,260	(366,348)	459,023
Strategic Allocation Growth
Class ADV
06-30-09	—	—	—	—	—	—	—	—
12-31-08	—	—	(1)	(1)	—	—	(12)	(12)
Class I
06-30-09	534,683	3,264,104	(987,129)	2,811,658	4,225,164	23,762,674	(7,880,969)	20,106,869
12-31-08	765,527	2,623,629	(3,420,752)	(31,596)	8,668,497	34,789,315	(43,398,417)	59,395
Class S
06-30-09	19,277	30,652	(16,528)	33,401	152,535	221,924	(127,330)	247,129
12-31-08	116,361	10,886	(24,057)	103,190	1,554,449	143,702	(300,466)	1,397,685
Strategic Allocation Moderate
Class ADV
06-30-09	—	—	(1)	(1)	—	—	(11)	(11)
12-31-08	—	—	(1)	(1)	—	—	(14)	(14)
Class I
06-30-09	531,438	2,478,819	(1,691,612)	1,318,645	4,354,688	18,987,756	(13,871,303)	9,471,141
12-31-08	782,124	2,635,971	(3,999,526)	(581,431)	9,346,098	32,686,040	(46,943,250)	(4,911,112)
Class S
06-30-09	17,782	36,275	(19,588)	34,469	144,507	276,778	(152,736)	268,549
12-31-08	180,986	13,641	(31,387)	163,240	2,226,808	168,600	(369,565)	2,025,843

NOTE 10 — CONCENTRATION OF INVESTMENT RISK

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Investment by Funds-of-Funds. Each of the Underlying Funds’ shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Asset Allocation. Although asset allocation seeks to optimize returns given various levels of risk tolerance,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 10 — CONCENTRATION OF INVESTMENT RISK (continued)

you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Investment Adviser’s allocation of the Portfolios’ assets may not anticipate market trends successfully. Assets will be allocated among Underlying Funds and markets based on judgments made by the Investment Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other Underlying Funds. For example, the Portfolios may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of Underlying Funds, including the withholding of dividends. Certain Underlying Funds may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Underlying Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Underlying Fund. The risks of investing in foreign securities may be greater for countries with an emerging securities market.

Emerging Markets Investments. Certain Underlying Funds may invest in emerging markets. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

NOTE 11 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Strategic Allocation Conservative	$7,328,963	$—	$8,096,981	$6,441,002
Strategic Allocation Growth	15,499,392	8,485,292	11,659,701	23,273,446
Strategic Allocation Moderate	14,470,599	4,794,010	13,352,069	19,502,697

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2008 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Expiration Dates
Strategic Allocation Conservative	$7,328,644	$—	$(31,469,443)	$(710,796)	2016
Strategic Allocation Growth	15,498,327	8,485,130	(88,750,297)	—	—
Strategic Allocation Moderate	14,470,427	4,793,412	(75,016,963)	—	—

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

As of June 30, 2009, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 27, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

STRATEGIC ALLOCATION FUNDS-OF-FUNDS	PORTFOLIO ASSET ALLOCATION AS OF JUNE 30, 2009 (UNAUDITED)

The following table illustrates the asset allocation of the Underlying Funds as of June 30, 2009 (as a percent of net assets).

		ING Strategic Allocation Conservative Portfolio	ING Strategic Allocation Growth Portfolio		ING Strategic Allocation Moderate Portfolio
Affiliated Underlying Funds
ING Index Plus International Equity Portfolio - Class I	%	12.3	27.0		19.7
ING Index Plus LargeCap Portfolio - Class I	%	8.2	20.8		12.1
ING Index Plus MidCap Portfolio - Class I	%	3.0	8.7		5.9
ING Index Plus SmallCap Portfolio - Class I	%	3.0	8.7		5.9
ING Institutional Prime Money Market Fund - Class I	%	4.7	1.8		2.8
ING Intermediate Bond Portfolio - Class I	%	48.8	12.3		30.8
ING Real Estate Fund - Class I	%	9.8	5.7		7.7
ING Tactical Asset Allocation Fund - Class I	%	10.3	15.0		15.2
Other Assets and Liabilities - Net	%	(0.1)	(0.0	)*	(0.1)

	%	100.0	100.0		100.0

*	Amount is more than (0.05)%

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 95.3%
1,847,243	ING Index Plus International Equity Portfolio - Class I		$10,252,196
668,491	ING Index Plus LargeCap Portfolio - Class I		6,831,979
243,599	ING Index Plus MidCap Portfolio - Class I		2,496,886
270,544	ING Index Plus SmallCap Portfolio - Class I		2,507,940
3,623,891	ING Intermediate Bond Portfolio - Class I		40,805,010
1,042,016	ING Real Estate Fund - Class I		8,211,086
1,303,340	ING Tactical Asset Allocation Fund - Class I		8,628,112

	Total Investments in Affiliated Investment Companies (Cost $100,511,841)		79,733,209

SHORT-TERM INVESTMENTS: 4.8%
	Affiliated Mutual Fund: 4.8%
3,961,513	ING Institutional Prime Money Market Fund - Class I		3,961,513

	Total Short-Term Investments (Cost $3,961,513 )		3,961,513

	Total Investments in Affiliated Investment Companies (Cost $104,473,354)*	100.1%	$83,694,722
	Other Assets and Liabilities - Net	(0.1)	(58,011)

	Net Assets	100.0%	$83,636,711

*	Cost for federal income tax purposes is $113,112,221.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(29,417,499)

Net Unrealized Depreciation	$(29,417,499)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$79,733,209	$—	$—
Short-Term Investments	3,961,513	—	—

Total	$83,694,722	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 98.2%
7,238,277	ING Index Plus International Equity Portfolio - Class I		$40,172,438
3,027,672	ING Index Plus LargeCap Portfolio - Class I		30,942,813
1,261,304	ING Index Plus MidCap Portfolio - Class I		12,928,364
1,400,619	ING Index Plus SmallCap Portfolio - Class I		12,983,735
1,626,807	ING Intermediate Bond Portfolio - Class I		18,317,849
1,079,345	ING Real Estate Fund - Class I		8,505,241
3,372,602	ING Tactical Asset Allocation Fund - Class I		22,326,622

	Total Investments in Affiliated Investment Companies (Cost $216,072,937)		146,177,062

SHORT-TERM INVESTMENTS: 1.8%
	Affiliated Mutual Fund: 1.8%
2,736,401	ING Institutional Prime Money Market Fund - Class I		2,736,402

	Total Short-Term Investments (Cost $2,736,402)		2,736,402

	Total Investments in Affiliated Investment Companies (Cost $218,809,339)*	100.0%	$148,913,464
	Other Assets and Liabilities - Net	(0.0)	(39,761)

	Net Assets	100.0%	$148,873,703

*	Cost for federal income tax purposes is $232,704,478.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	$(83,791,014)

Net Unrealized Depreciation	$(83,791,014)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$146,177,062	$—	$—
Short-Term Investments	2,736,402	—	—

Total	$148,913,464	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 97.3%
5,288,893	ING Index Plus International Equity Portfolio - Class I		$29,353,356
1,755,279	ING Index Plus LargeCap Portfolio - Class I		17,938,954
852,960	ING Index Plus MidCap Portfolio - Class I		8,742,840
947,257	ING Index Plus SmallCap Portfolio - Class I		8,781,072
4,061,007	ING Intermediate Bond Portfolio - Class I		45,726,936
1,459,752	ING Real Estate Fund - Class I		11,502,848
3,422,081	ING Tactical Asset Allocation Fund - Class I		22,654,175

	Total Investments in Affiliated Investment Companies (Cost $197,181,495)		144,700,181

SHORT-TERM INVESTMENTS: 2.8%
	Affiliated Mutual Fund: 2.8%
4,162,365	ING Institutional Prime Money Market Fund - Class I		4,162,365

	Total Short-Term Investments (Cost $4,162,365 )		4,162,365

	Total Investments in Affiliated Investment Companies (Cost $201,343,860)*	100.1%	$148,862,546
	Other Assets and Liabilities - Net	(0.1)	(85,044)

	Net Assets	100.0%	$148,777,502

*	Cost for federal income tax purposes is $217,660,882.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(68,798,336)

Net Unrealized Depreciation	$(68,798,336)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Affiliated Investment Companies	$144,700,181	$—	$—
Short-Term Investments	4,162,365	—	—

Total	$148,862,546	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-SAIS	(0609-082809)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.
(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.
(a)(3)	Not required for semi-annual filing.
(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: September 3, 2009

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date: September 3, 2009